American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2021

Diversified Bond - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 41.6%
U.S. Treasury Bonds, 5.00%, 5/15/37	1,000,000	1,457,734
U.S. Treasury Bonds, 4.50%, 5/15/38	7,500,000	10,478,906
U.S. Treasury Bonds, 3.50%, 2/15/39	80,000	100,097
U.S. Treasury Bonds, 1.125%, 5/15/40	600,000	518,156
U.S. Treasury Bonds, 1.375%, 11/15/40	3,000,000	2,696,016
U.S. Treasury Bonds, 1.875%, 2/15/41	27,000,000	26,438,906
U.S. Treasury Bonds, 2.25%, 5/15/41	4,000,000	4,163,125
U.S. Treasury Bonds, 3.125%, 11/15/41	4,362,000	5,201,344
U.S. Treasury Bonds, 3.125%, 2/15/42	13,700,000	16,347,418
U.S. Treasury Bonds, 3.00%, 5/15/42	11,167,000	13,075,859
U.S. Treasury Bonds, 2.75%, 11/15/42	4,000,000	4,505,781
U.S. Treasury Bonds, 3.625%, 2/15/44	1,745,000	2,256,026
U.S. Treasury Bonds, 2.50%, 2/15/45	5,400,000	5,844,234
U.S. Treasury Bonds, 2.50%, 2/15/46	1,000,000	1,083,594
U.S. Treasury Bonds, 2.875%, 11/15/46	3,000,000	3,482,813
U.S. Treasury Bonds, 2.75%, 8/15/47	1,000,000	1,137,813
U.S. Treasury Bonds, 3.375%, 11/15/48	33,100,000	42,274,906
U.S. Treasury Bonds, 2.25%, 8/15/49	8,800,000	9,119,000
U.S. Treasury Bonds, 2.375%, 11/15/49	3,000,000	3,195,469
U.S. Treasury Bonds, 2.00%, 2/15/50	2,000,000	1,965,469
U.S. Treasury Bonds, 1.875%, 2/15/51	2,000,000	1,909,375
U.S. Treasury Bonds, 2.375%, 5/15/51	20,900,000	22,318,914
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	3,378,390	3,710,739
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	15,747,219	17,142,964
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	14,117,238	15,716,918
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	31,768,495	35,074,665
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	23,595,240	25,989,058
U.S. Treasury Notes, 0.75%, 5/31/26	21,000,000	20,881,875
U.S. Treasury Notes, 1.125%, 8/31/21	872,000	873,568
U.S. Treasury Notes, 0.125%, 6/30/22(1)	28,000,000	28,007,958
U.S. Treasury Notes, 0.125%, 10/31/22	30,000,000	29,992,969
U.S. Treasury Notes, 0.125%, 12/31/22	45,000,000	44,970,117
U.S. Treasury Notes, 0.125%, 3/31/23	20,000,000	19,971,484
U.S. Treasury Notes, 0.125%, 5/31/23	10,000,000	9,979,297
U.S. Treasury Notes, 0.125%, 9/15/23	57,000,000	56,801,836
U.S. Treasury Notes, 1.375%, 9/30/23	20,000,000	20,485,938
U.S. Treasury Notes, 0.125%, 10/15/23	49,000,000	48,799,024
U.S. Treasury Notes, 0.25%, 11/15/23	7,000,000	6,989,609
U.S. Treasury Notes, 0.125%, 12/15/23	32,000,000	31,837,500
U.S. Treasury Notes, 0.125%, 1/15/24	7,000,000	6,958,711
U.S. Treasury Notes, 0.25%, 3/15/24	8,000,000	7,969,375
U.S. Treasury Notes, 0.375%, 4/15/24	14,000,000	13,984,687
U.S. Treasury Notes, 1.125%, 2/28/25	45,000,000	45,831,445
U.S. Treasury Notes, 0.25%, 8/31/25	24,000,000	23,522,813
U.S. Treasury Notes, 0.375%, 11/30/25	11,000,000	10,803,633
U.S. Treasury Notes, 1.375%, 8/31/26	8,000,000	8,191,562
U.S. Treasury Notes, 1.125%, 2/28/27	21,000,000	21,155,039
U.S. Treasury Notes, 0.625%, 3/31/27	60,195,000	58,906,451
U.S. Treasury Notes, 0.50%, 8/31/27	32,000,000	30,865,000

U.S. Treasury Notes, 1.25%, 3/31/28	13,700,000	13,756,191
U.S. Treasury Notes, 1.25%, 4/30/28	13,000,000	13,042,656
TOTAL U.S. TREASURY SECURITIES (Cost $835,365,991)		851,784,037
CORPORATE BONDS — 27.8%
Aerospace and Defense — 0.4%
Boeing Co. (The), 2.20%, 2/4/26	2,240,000	2,261,767
Boeing Co. (The), 5.81%, 5/1/50	1,185,000	1,598,377
Raytheon Technologies Corp., 4.125%, 11/16/28	2,896,000	3,334,305
Teledyne Technologies, Inc., 2.25%, 4/1/28	1,410,000	1,436,668
		8,631,117
Airlines — 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(2)	3,280,206	3,526,526
Southwest Airlines Co., 5.125%, 6/15/27	2,679,000	3,153,527
		6,680,053
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,152,000	1,170,858
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,382,000	2,444,289
General Motors Co., 5.15%, 4/1/38	1,178,000	1,440,147
General Motors Financial Co., Inc., 2.75%, 6/20/25	4,027,000	4,242,012
General Motors Financial Co., Inc., 2.70%, 8/20/27	1,942,000	2,020,252
General Motors Financial Co., Inc., 2.70%, 6/10/31	1,104,000	1,110,320
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	2,050,000	2,089,933
		14,517,811
Banks — 3.5%
Banco Santander SA, 2.96%, 3/25/31	3,000,000	3,093,289
Bank of America Corp., MTN, 4.18%, 11/25/27	1,335,000	1,496,489
Bank of America Corp., MTN, VRN, 2.09%, 6/14/29	3,135,000	3,163,424
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	5,398,000	5,246,777
Bank of America Corp., VRN, 3.42%, 12/20/28	3,700,000	4,032,396
Barclays plc, 5.20%, 5/12/26	1,850,000	2,117,815
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	2,820,000	3,119,625
BPCE SA, 4.50%, 3/15/25(2)	1,114,000	1,228,850
Citigroup, Inc., VRN, 1.46%, 6/9/27	2,930,000	2,920,847
Citigroup, Inc., VRN, 3.52%, 10/27/28	4,503,000	4,934,054
Citigroup, Inc., VRN, 2.57%, 6/3/31	3,162,000	3,253,801
Commonwealth Bank of Australia, 2.69%, 3/11/31(2)	2,260,000	2,261,696
FNB Corp., 2.20%, 2/24/23	2,813,000	2,858,580
HSBC Holdings plc, VRN, 1.59%, 5/24/27	2,605,000	2,611,981
HSBC Holdings plc, VRN, 2.80%, 5/24/32	1,320,000	1,355,645
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	1,505,000	1,513,499
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	2,594,000	2,658,054
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	2,100,000	2,118,547
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	3,470,000	3,616,008
National Australia Bank Ltd., 2.99%, 5/21/31(2)	2,600,000	2,641,881
PNC Bank N.A., 4.05%, 7/26/28	2,805,000	3,249,065
Societe Generale SA, VRN, 2.89%, 6/9/32(2)	2,250,000	2,279,633
SVB Financial Group, 2.10%, 5/15/28	2,465,000	2,502,675
Truist Bank, VRN, 2.64%, 9/17/29	1,395,000	1,462,434
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	970,000	973,884
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	2,030,000	2,106,703
Wells Fargo & Co., VRN, 2.19%, 4/30/26	275,000	285,619
Wells Fargo & Co., VRN, 3.07%, 4/30/41	2,810,000	2,887,678
		71,990,949

Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	2,382,000	3,020,299
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	3,391,000	4,043,081
		7,063,380
Biotechnology — 0.4%
AbbVie, Inc., 3.20%, 11/21/29	3,106,000	3,375,853
AbbVie, Inc., 4.40%, 11/6/42	680,000	826,793
Gilead Sciences, Inc., 3.65%, 3/1/26	3,024,000	3,335,434
Gilead Sciences, Inc., 1.20%, 10/1/27	593,000	578,484
		8,116,564
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	794,000	794,580
Capital Markets — 2.1%
Ares Capital Corp., 2.875%, 6/15/28	1,848,000	1,878,638
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	2,925,000	2,997,390
Blackstone Secured Lending Fund, 2.75%, 9/16/26(2)	2,020,000	2,048,472
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	1,845,000	1,834,965
CI Financial Corp., 4.10%, 6/15/51	2,505,000	2,622,991
FS KKR Capital Corp., 3.40%, 1/15/26	3,546,000	3,668,535
FS KKR Capital Corp., 2.625%, 1/15/27	871,000	862,204
Goldman Sachs Group, Inc. (The), VRN, 1.43%, 3/9/27	6,600,000	6,584,232
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42	1,360,000	1,424,649
Golub Capital BDC, Inc., 2.50%, 8/24/26	2,165,000	2,178,629
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(2)	841,000	835,655
Morgan Stanley, VRN, 1.59%, 5/4/27	5,838,000	5,881,860
Morgan Stanley, VRN, 3.22%, 4/22/42	710,000	753,454
Owl Rock Capital Corp., 3.40%, 7/15/26	1,470,000	1,533,508
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(2)	1,636,000	1,800,612
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	795,000	836,742
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	2,580,000	2,550,406
Prospect Capital Corp., 3.71%, 1/22/26	2,025,000	2,082,188
		42,375,130
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50	1,788,000	1,935,468
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(2)	988,000	986,128
		2,921,596
Commercial Services and Supplies — 0.4%
Republic Services, Inc., 2.30%, 3/1/30	1,386,000	1,409,144
Sodexo, Inc., 2.72%, 4/16/31(2)	4,550,000	4,646,218
Waste Connections, Inc., 2.60%, 2/1/30	1,440,000	1,489,587
Waste Management, Inc., 2.50%, 11/15/50	820,000	770,326
		8,315,275
Construction and Engineering†
Quanta Services, Inc., 2.90%, 10/1/30	830,000	861,729
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31(3)	1,056,000	1,047,550
Consumer Finance — 0.2%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	1,840,000	1,995,527
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	2,180,000	2,372,003
		4,367,530
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	1,560,000	1,594,441
Berry Global, Inc., 1.57%, 1/15/26(2)	2,180,000	2,183,488
WRKCo, Inc., 3.00%, 9/15/24	1,151,000	1,219,850
		4,997,779

Diversified Consumer Services — 0.2%
Novant Health, Inc., 3.17%, 11/1/51	1,545,000	1,625,522
Pepperdine University, 3.30%, 12/1/59	2,443,000	2,461,119
		4,086,641
Diversified Financial Services — 0.5%
Block Financial LLC, 2.50%, 7/15/28	1,696,000	1,705,577
Deutsche Bank AG, VRN, 3.04%, 5/28/32	3,800,000	3,872,264
GE Capital Funding LLC, 4.40%, 5/15/30	1,837,000	2,142,241
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,380,000	1,656,335
		9,376,417
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 2.55%, 12/1/33(2)	2,883,000	2,859,116
AT&T, Inc., 3.55%, 9/15/55(2)	4,919,000	4,942,656
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	1,200,000	1,217,246
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	1,003,000	1,044,758
Telefonica Emisiones SA, 4.90%, 3/6/48	3,610,000	4,334,472
Verizon Communications, Inc., 4.33%, 9/21/28	1,492,000	1,737,053
Verizon Communications, Inc., 1.75%, 1/20/31	3,405,000	3,265,561
Verizon Communications, Inc., 2.65%, 11/20/40	2,794,000	2,693,751
Verizon Communications, Inc., 2.99%, 10/30/56	1,270,000	1,195,893
		23,290,506
Electric Utilities — 1.9%
AEP Texas, Inc., 2.10%, 7/1/30	1,998,000	1,961,454
Baltimore Gas and Electric Co., 2.25%, 6/15/31	1,147,000	1,159,416
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,658,000	1,791,862
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,396,000	1,602,582
Commonwealth Edison Co., 3.20%, 11/15/49	1,387,000	1,474,824
DTE Electric Co., 2.25%, 3/1/30	2,068,000	2,125,198
Duke Energy Carolinas LLC, 2.55%, 4/15/31	773,000	803,282
Duke Energy Corp., 2.55%, 6/15/31	2,110,000	2,139,734
Duke Energy Florida LLC, 1.75%, 6/15/30	1,381,000	1,354,522
Duke Energy Florida LLC, 3.85%, 11/15/42	933,000	1,080,571
Duke Energy Progress LLC, 4.15%, 12/1/44	1,653,000	2,004,116
Entergy Arkansas LLC, 2.65%, 6/15/51	1,038,000	986,725
Exelon Corp., 4.45%, 4/15/46	1,607,000	1,954,302
Florida Power & Light Co., 4.125%, 2/1/42	863,000	1,057,968
Indiana Michigan Power Co., 3.25%, 5/1/51	764,000	802,305
MidAmerican Energy Co., 4.40%, 10/15/44	1,442,000	1,788,085
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,623,000	1,794,808
Northern States Power Co., 3.20%, 4/1/52	1,250,000	1,337,634
Pacific Gas and Electric Co., 4.20%, 6/1/41	805,000	794,960
PacifiCorp, 3.30%, 3/15/51	1,458,000	1,550,331
Public Service Co. of Colorado, 1.875%, 6/15/31	1,655,000	1,648,066
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	2,085,000	1,976,077
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	770,000	858,959
Virginia Electric and Power Co., 2.45%, 12/15/50	1,970,000	1,819,161
Xcel Energy, Inc., 3.40%, 6/1/30	2,024,000	2,222,087
		38,089,029
Electronic Equipment, Instruments and Components†
Vontier Corp., 1.80%, 4/1/26(2)	910,000	906,092
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	1,081,000	1,165,331
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	1,379,000	1,604,853

Equity Real Estate Investment Trusts (REITs) — 2.4%
Agree LP, 2.00%, 6/15/28	2,600,000	2,581,436
American Homes 4 Rent LP, 2.375%, 7/15/31(3)	560,000	553,879
American Homes 4 Rent LP, 3.375%, 7/15/51(3)	480,000	480,144
Corporate Office Properties LP, 2.75%, 4/15/31	731,000	737,467
Crown Castle International Corp., 3.80%, 2/15/28	2,878,000	3,200,006
EPR Properties, 4.75%, 12/15/26	1,371,000	1,487,980
EPR Properties, 4.95%, 4/15/28	3,454,000	3,733,898
Federal Realty Investment Trust, 3.625%, 8/1/46	2,115,000	2,196,778
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,830,000	2,110,978
Host Hotels & Resorts LP, 4.00%, 6/15/25	2,195,000	2,377,516
Hudson Pacific Properties LP, 3.25%, 1/15/30	2,002,000	2,115,159
Lexington Realty Trust, 2.70%, 9/15/30	2,570,000	2,616,333
National Health Investors, Inc., 3.00%, 2/1/31	4,310,000	4,176,974
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	3,648,000	3,754,261
Spirit Realty LP, 3.20%, 1/15/27	731,000	778,880
Spirit Realty LP, 4.00%, 7/15/29	3,416,000	3,797,280
Spirit Realty LP, 3.20%, 2/15/31	626,000	653,843
STORE Capital Corp., 4.50%, 3/15/28	3,690,000	4,176,436
Sun Communities Operating LP, 2.70%, 7/15/31	988,000	990,061
Vornado Realty LP, 3.40%, 6/1/31	2,204,000	2,281,180
Welltower, Inc., 2.80%, 6/1/31	3,160,000	3,268,406
		48,068,895
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.875%, 10/15/46	1,315,000	1,452,548
Sysco Corp., 5.95%, 4/1/30	2,637,000	3,385,458
		4,838,006
Food Products — 0.1%
Mondelez International, Inc., 2.75%, 4/13/30	2,376,000	2,505,016
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(2)	2,181,000	2,216,027
Health Care Equipment and Supplies — 0.1%
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	1,033,000	1,131,603
Health Care Providers and Services — 1.0%
Centene Corp., 2.45%, 7/15/28(3)	1,340,000	1,359,765
Centene Corp., 3.375%, 2/15/30	2,165,000	2,266,051
Cigna Corp., 2.40%, 3/15/30	2,050,000	2,093,286
CVS Health Corp., 4.30%, 3/25/28	1,216,000	1,398,072
CVS Health Corp., 1.75%, 8/21/30	1,710,000	1,650,601
CVS Health Corp., 4.78%, 3/25/38	848,000	1,044,805
DaVita, Inc., 4.625%, 6/1/30(2)	2,080,000	2,141,298
Duke University Health System, Inc., 3.92%, 6/1/47	872,000	1,052,293
HCA, Inc., 2.375%, 7/15/31	3,440,000	3,403,923
HCA, Inc., 3.50%, 7/15/51	1,590,000	1,592,218
Kaiser Foundation Hospitals, 3.00%, 6/1/51	1,025,000	1,060,981
Universal Health Services, Inc., 2.65%, 10/15/30(2)	1,998,000	2,011,546
		21,074,839
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., 2.85%, 4/15/31	1,000,000	1,016,462
Marriott International, Inc., 3.50%, 10/15/32	2,815,000	2,994,063
		4,010,525
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	1,998,000	2,095,299
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50	1,266,000	1,533,344

Insurance — 1.3%
American International Group, Inc., 6.25%, 5/1/36	1,550,000	2,155,089
American International Group, Inc., 4.50%, 7/16/44	1,775,000	2,157,522
Athene Global Funding, 2.67%, 6/7/31(2)	3,700,000	3,752,427
Athene Holding Ltd., 3.95%, 5/25/51	2,105,000	2,262,127
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	3,092,000	3,097,154
Equitable Financial Life Global Funding, 1.80%, 3/8/28(2)	1,520,000	1,513,298
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	1,175,000	1,184,508
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(2)	2,845,000	2,791,656
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	2,896,000	2,983,777
SBL Holdings, Inc., 5.00%, 2/18/31(2)	1,570,000	1,693,316
Security Benefit Global Funding, 1.25%, 5/17/24(2)	2,660,000	2,665,503
		26,256,377
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 2.10%, 5/12/31	2,700,000	2,747,173
Amazon.com, Inc., 2.875%, 5/12/41	2,380,000	2,458,575
Meituan, 3.05%, 10/28/30(2)	1,418,000	1,404,481
		6,610,229
IT Services — 0.1%
International Business Machines Corp., 2.85%, 5/15/40	1,655,000	1,685,814
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc., 2.30%, 3/12/31	3,696,000	3,699,269
Illumina, Inc., 2.55%, 3/23/31	2,730,000	2,773,950
		6,473,219
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	1,374,000	1,316,124
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	1,760,000	1,995,060
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	1,873,000	1,888,765
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	3,045,000	3,632,939
Comcast Corp., 3.40%, 4/1/30	3,724,000	4,114,375
Comcast Corp., 3.75%, 4/1/40	672,000	758,721
Cox Communications, Inc., 2.60%, 6/15/31(2)	1,347,000	1,368,692
Omnicom Group, Inc., 2.60%, 8/1/31	1,440,000	1,465,026
Time Warner Cable LLC, 4.50%, 9/15/42	3,065,000	3,416,350
ViacomCBS, Inc., 4.375%, 3/15/43	1,315,000	1,525,225
		20,165,153
Metals and Mining — 0.5%
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	3,347,000	3,755,937
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(2)	995,000	1,142,639
Steel Dynamics, Inc., 3.45%, 4/15/30	1,080,000	1,177,845
Teck Resources Ltd., 3.90%, 7/15/30	811,000	875,033
Teck Resources Ltd., 6.25%, 7/15/41	1,780,000	2,330,130
		9,281,584
Multi-Utilities — 0.8%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	1,550,000	1,562,090
Ameren Corp., 3.50%, 1/15/31	2,565,000	2,811,795
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,181,000	2,510,203
CenterPoint Energy, Inc., 2.65%, 6/1/31	846,000	862,756
Dominion Energy, Inc., 4.90%, 8/1/41	1,697,000	2,149,608
NiSource, Inc., 5.65%, 2/1/45	1,415,000	1,956,564
Sempra Energy, 3.25%, 6/15/27	1,483,000	1,610,342
WEC Energy Group, Inc., 1.375%, 10/15/27	2,600,000	2,542,269
		16,005,627

Oil, Gas and Consumable Fuels — 2.3%
Aker BP ASA, 3.75%, 1/15/30(2)	2,201,000	2,377,454
Aker BP ASA, 4.00%, 1/15/31(2)	558,000	614,019
BP Capital Markets America, Inc., 3.06%, 6/17/41	1,250,000	1,262,217
Chevron Corp., 2.00%, 5/11/27	931,000	961,546
Diamondback Energy, Inc., 3.50%, 12/1/29	2,870,000	3,074,987
Energy Transfer LP, 4.25%, 3/15/23	2,000,000	2,099,381
Energy Transfer LP, 4.90%, 3/15/35	3,027,000	3,510,081
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,102,000	2,574,330
Equinor ASA, 3.25%, 11/18/49	1,021,000	1,087,820
Exxon Mobil Corp., 1.57%, 4/15/23	2,408,000	2,462,161
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(2)	2,060,000	2,089,506
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	4,000,000	3,982,945
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,270,000	1,773,863
Lundin Energy Finance BV, 3.10%, 7/15/31(2)	1,080,000	1,093,240
MPLX LP, 4.50%, 4/15/38	530,000	608,942
Petroleos Mexicanos, 3.50%, 1/30/23	1,884,000	1,925,900
Petroleos Mexicanos, 6.50%, 3/13/27	698,000	737,612
Petroleos Mexicanos, 5.50%, 6/27/44	611,000	499,462
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	1,835,000	1,966,107
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	4,375,000	4,434,763
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	3,490,000	3,991,719
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	1,000,000	1,010,994
Suncor Energy, Inc., 3.75%, 3/4/51	1,530,000	1,658,075
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	1,474,000	1,597,275
		47,394,399
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	2,225,000	2,297,309
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 1.75%, 5/28/28	471,000	471,308
Astrazeneca Finance LLC, 2.25%, 5/28/31	780,000	792,909
Bristol-Myers Squibb Co., 2.55%, 11/13/50	1,638,000	1,570,260
Royalty Pharma plc, 2.20%, 9/2/30(2)	1,328,000	1,303,674
Viatris, Inc., 2.70%, 6/22/30(2)	1,811,000	1,832,710
Viatris, Inc., 4.00%, 6/22/50(2)	735,000	778,633
		6,749,494
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31	2,240,000	2,242,891
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(2)	1,131,000	1,183,919
		3,426,810
Road and Rail — 0.8%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	2,271,000	2,329,194
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	933,000	1,136,869
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	970,000	1,061,553
CSX Corp., 3.25%, 6/1/27	2,100,000	2,305,750
DAE Funding LLC, 1.55%, 8/1/24(2)	527,000	526,931
DAE Funding LLC, 3.375%, 3/20/28(2)	2,931,000	3,005,491
Norfolk Southern Corp., 2.30%, 5/15/31	754,000	763,161
Union Pacific Corp., 2.40%, 2/5/30	1,360,000	1,406,912
Union Pacific Corp., 2.375%, 5/20/31	793,000	810,864
Union Pacific Corp., MTN, 3.55%, 8/15/39	2,366,000	2,635,198
		15,981,923
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,870,000	2,067,393

Microchip Technology, Inc., 4.25%, 9/1/25	3,806,000	3,996,928
		6,064,321
Software — 0.3%
Oracle Corp., 3.60%, 4/1/40	3,130,000	3,306,575
salesforce.com, Inc., 1.50%, 7/15/28(3)	2,029,000	2,026,392
salesforce.com, Inc., 2.70%, 7/15/41(3)	1,530,000	1,542,137
		6,875,104
Specialty Retail — 0.5%
Home Depot, Inc. (The), 2.50%, 4/15/27	1,710,000	1,823,324
Home Depot, Inc. (The), 3.90%, 6/15/47	2,399,000	2,853,223
Home Depot, Inc. (The), 2.375%, 3/15/51	1,650,000	1,529,324
Lowe's Cos., Inc., 1.30%, 4/15/28	2,108,000	2,058,531
Lowe's Cos., Inc., 2.625%, 4/1/31	1,930,000	1,996,430
		10,260,832
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.65%, 2/8/51	4,320,000	4,232,095
Dell International LLC / EMC Corp., 4.90%, 10/1/26	2,680,000	3,095,938
EMC Corp., 3.375%, 6/1/23	4,057,000	4,223,398
HP, Inc., 2.65%, 6/17/31(2)	1,395,000	1,395,559
Western Digital Corp., 4.75%, 2/15/26	1,860,000	2,069,250
		15,016,240
Thrifts and Mortgage Finance†
PennyMac Financial Services, Inc., 4.25%, 2/15/29(2)	693,000	668,627
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(2)	1,808,000	2,032,069
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	1,600,000	1,584,535
		3,616,604
Transportation Infrastructure — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(2)(3)	1,073,000	1,065,725
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	2,007,000	2,086,023
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 4.75%, 2/1/28	2,693,000	2,888,242
T-Mobile USA, Inc., 3.50%, 4/15/31	2,782,000	2,881,596
Vodafone Group plc, 4.375%, 2/19/43	1,773,000	2,074,137
Vodafone Group plc, VRN, 4.125%, 6/4/81	4,400,000	4,398,900
		12,242,875
TOTAL CORPORATE BONDS (Cost $550,832,954)		570,213,879
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.6%
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.26%), 4/1/37	212,964	226,948
FHLMC, VRN, 2.23%, (12-month LIBOR plus 1.87%), 6/1/38	393,572	411,029
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.88%), 7/1/40	135,728	143,348
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.77%), 9/1/40	251,890	262,317
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	159,078	166,007
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.86%), 7/1/41	530,046	563,569
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 5/1/43	181,149	190,225
FHLMC, VRN, 1.87%, (12-month LIBOR plus 1.62%), 6/1/43	6,039	6,061
FHLMC, VRN, 2.46%, (12-month LIBOR plus 1.65%), 6/1/43	164,057	164,854
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.62%), 6/1/44	477,061	498,004
FHLMC, VRN, 2.24%, (12-month LIBOR plus 1.63%), 8/1/46	1,021,785	1,063,834
FNMA, VRN, 2.09%, (12-month LIBOR plus 1.72%), 12/1/37	167,425	169,530
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	129,535	134,880
FNMA, VRN, 2.36%, (12-month LIBOR plus 1.79%), 8/1/40	550,895	581,216

FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	489,081	516,947
FNMA, VRN, 2.45%, (12-month LIBOR plus 1.75%), 8/1/41	392,496	414,434
FNMA, VRN, 2.06%, (12-month LIBOR plus 1.57%), 3/1/43	87,196	89,530
FNMA, VRN, 1.93%, (12-month LIBOR plus 1.57%), 1/1/45	475,232	484,846
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	3,077,652	3,237,207
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	3,059,931	3,207,019
		12,531,805
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.1%
FHLMC, 7.00%, 9/1/27	733	827
FHLMC, 6.50%, 1/1/28	1,190	1,334
FHLMC, 7.00%, 2/1/28	185	206
FHLMC, 6.50%, 3/1/29	7,453	8,455
FHLMC, 6.50%, 6/1/29	10,629	11,920
FHLMC, 7.00%, 8/1/29	892	984
FHLMC, 6.50%, 5/1/31	9,649	10,818
FHLMC, 6.50%, 6/1/31	1,088	1,219
FHLMC, 5.50%, 12/1/33	100,971	114,946
FHLMC, 6.00%, 9/1/35	1,563,205	1,857,001
FHLMC, 5.50%, 12/1/37	127,977	149,093
FHLMC, 5.50%, 1/1/38	173,008	201,133
FHLMC, 6.00%, 2/1/38	804,036	955,347
FHLMC, 5.50%, 4/1/38	247,479	288,245
FHLMC, 6.00%, 8/1/38	51,992	59,127
FNMA, 6.50%, 1/1/26	4,568	5,119
FNMA, 0.75%, 10/8/27	8,724,000	8,513,277
FNMA, 7.00%, 12/1/27	828	858
FNMA, 7.50%, 4/1/28	11,549	12,788
FNMA, 7.00%, 5/1/28	10,592	10,977
FNMA, 7.00%, 6/1/28	189	194
FNMA, 6.50%, 1/1/29	1,249	1,417
FNMA, 6.50%, 4/1/29	4,936	5,533
FNMA, 7.00%, 7/1/29	757	759
FNMA, 7.50%, 7/1/29	5,763	5,829
FNMA, 7.50%, 9/1/30	3,336	3,884
FNMA, 6.625%, 11/15/30	4,536,000	6,567,648
FNMA, 7.00%, 9/1/31	16,401	17,323
FNMA, 6.50%, 1/1/32	4,338	4,863
FNMA, 6.50%, 8/1/32	21,119	23,990
FNMA, 5.50%, 2/1/33	1,030,954	1,189,345
FNMA, 5.50%, 6/1/33	61,190	70,592
FNMA, 5.50%, 7/1/33	334,948	386,212
FNMA, 5.50%, 8/1/33	158,590	183,203
FNMA, 5.50%, 9/1/33	180,678	208,594
FNMA, 6.00%, 12/1/33	441,133	523,482
FNMA, 5.50%, 1/1/34	130,297	149,562
FNMA, 5.50%, 2/1/34	596,278	679,361
FNMA, 3.50%, 3/1/34	2,483,612	2,674,761
FNMA, 4.50%, 1/1/35	3,461,440	3,810,164
FNMA, 5.50%, 12/1/35	1,912,913	2,216,958
FNMA, 5.50%, 4/1/36	237,321	275,155
FNMA, 5.50%, 5/1/36	480,751	557,222
FNMA, 5.50%, 7/1/36	125,416	143,024
FNMA, 5.50%, 2/1/37	66,048	76,701
FNMA, 5.50%, 5/1/37	93,407	108,606
FNMA, 6.00%, 8/1/37	165,720	196,716

FNMA, 6.50%, 8/1/37	42,443	48,616
FNMA, 6.00%, 9/1/37	781,061	924,091
FNMA, 6.00%, 11/1/37	1,018,006	1,205,370
FNMA, 5.50%, 12/1/37	483,791	563,084
FNMA, 5.50%, 2/1/38	90,404	103,401
FNMA, 5.50%, 6/1/38	251,951	292,983
FNMA, 5.50%, 12/1/38	348,421	397,841
FNMA, 5.50%, 1/1/39	2,296,635	2,674,523
FNMA, 4.50%, 2/1/39	552,335	616,496
FNMA, 4.50%, 4/1/39	1,121,191	1,251,996
FNMA, 4.50%, 5/1/39	3,021,927	3,374,490
FNMA, 6.50%, 5/1/39	642,921	749,779
FNMA, 4.50%, 10/1/39	5,463,403	6,100,949
FNMA, 4.00%, 10/1/40	5,359,473	5,968,516
FNMA, 4.50%, 11/1/40	4,784,716	5,331,567
FNMA, 4.00%, 8/1/41	4,420,682	4,885,391
FNMA, 4.50%, 9/1/41	1,941,083	2,143,670
FNMA, 3.50%, 10/1/41	3,952,566	4,242,399
FNMA, 3.50%, 2/1/42	3,033,263	3,268,680
FNMA, 3.50%, 6/1/42	11,816,597	12,823,821
FNMA, 3.50%, 8/1/42	534,357	573,442
FNMA, 3.50%, 8/1/42	4,512,933	4,878,611
FNMA, 4.00%, 11/1/45	4,056,420	4,390,301
FNMA, 4.00%, 11/1/45	1,691,254	1,830,447
FNMA, 4.00%, 2/1/46	5,472,641	5,933,099
FNMA, 4.00%, 4/1/46	5,269,530	5,703,774
FNMA, 6.50%, 8/1/47	15,577	16,869
FNMA, 6.50%, 9/1/47	31,379	33,858
FNMA, 6.50%, 9/1/47	1,513	1,635
FNMA, 6.50%, 9/1/47	16,596	17,902
FNMA, 4.00%, 6/1/48	6,905,625	7,375,486
FNMA, 4.50%, 2/1/49	2,940,468	3,170,114
FNMA, 4.00%, 6/1/49	2,586,299	2,754,570
FNMA, 2.50%, 6/1/51	14,474,199	14,989,196
GNMA, 2.50%, TBA	69,500,000	71,927,071
GNMA, 3.00%, TBA	25,000,000	26,086,426
GNMA, 7.00%, 11/15/22	1,182	1,194
GNMA, 7.00%, 4/20/26	799	882
GNMA, 7.50%, 8/15/26	1,865	2,078
GNMA, 8.00%, 8/15/26	801	874
GNMA, 8.00%, 6/15/27	2,299	2,309
GNMA, 7.00%, 2/15/28	646	648
GNMA, 7.50%, 2/15/28	79	79
GNMA, 6.50%, 3/15/28	3,076	3,428
GNMA, 6.50%, 5/15/28	84	94
GNMA, 6.50%, 5/15/28	10,428	11,630
GNMA, 7.00%, 5/15/31	10,056	11,786
GNMA, 4.50%, 8/15/33	510,651	573,078
GNMA, 6.00%, 9/20/38	315,041	359,531
GNMA, 5.50%, 11/15/38	509,909	587,157
GNMA, 5.50%, 11/15/38	128,740	143,874
GNMA, 6.00%, 1/20/39	98,135	114,906
GNMA, 5.00%, 3/20/39	681,036	770,764
GNMA, 4.50%, 4/15/39	747,531	844,538
GNMA, 4.50%, 1/15/40	373,080	421,330

GNMA, 4.00%, 7/15/40	775,761	852,359
GNMA, 4.00%, 11/20/40	7,193,968	7,875,060
GNMA, 4.50%, 12/15/40	2,048,267	2,329,984
GNMA, 4.50%, 7/20/41	2,863,747	3,168,947
GNMA, 3.50%, 6/20/42	2,655,818	2,844,318
GNMA, 2.50%, 7/20/46	9,619,789	10,043,720
UMBS, 3.00%, TBA	57,000,000	59,419,160
		329,318,964
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $333,052,480)		341,850,769
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
Private Sponsor Collateralized Mortgage Obligations — 3.6%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.66%, 3/25/35	1,062,448	1,081,279
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	806,608	821,795
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.76%, 6/25/34	550,406	562,737
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.59%, (1-month LIBOR plus 2.50%), 7/25/29(2)	2,100,000	2,103,846
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.04%, (1-month LIBOR plus 1.95%), 7/25/29(2)	1,960,000	1,963,207
Bellemeade Re Ltd., Series 2020-1A, Class B1, VRN, 4.49%, (1-month LIBOR plus 4.40%), 6/25/30(2)	4,300,000	4,322,631
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/26/30(2)	2,550,000	2,602,689
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.02%, 8/25/34	2,688,824	2,754,032
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(2)	2,092,148	2,104,588
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	20,574	19,988
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.53%, 10/25/34	32,346	32,446
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(2)	2,135,775	2,134,438
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3, SEQ, VRN, 1.56%, 5/25/66(2)	1,912,550	1,912,512
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	2,774,289	2,816,652
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	1,826,903	1,891,062
GCAT Trust, Series 2019-NQM2, Class M1, VRN, 3.31%, 9/25/59(2)	6,337,000	6,391,083
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.34%, 6/25/34	468,735	469,959
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.55%, 5/25/34	765,495	752,617
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	947,244	969,806
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(2)	5,300,000	5,358,960
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.64%, (1-month LIBOR plus 1.55%), 7/25/33(2)	1,950,000	1,945,983
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3, VRN, 1.82%, (SOFR plus 1.80%), 3/25/51(2)	3,682,904	3,710,963
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	505,202	511,622
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.88%, 11/21/34	417,382	421,973
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	748,080	747,867
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	1,004,726	1,014,104
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	502,117	508,226
MFA Trust, Series 2021-INV1, Class A3 SEQ, VRN, 1.26%, 1/25/56(2)	2,776,726	2,768,047
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(2)	1,586,549	1,692,156
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(2)	1,430,566	1,437,192
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	4,802,141	4,784,243
PSMC Trust, Series 2021-1, Class A11 SEQ, VRN, 2.50%, 3/25/51(2)	3,744,647	3,846,046
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	2,175,000	2,232,773
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	2,318,000	2,365,809
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	1,029,398	1,051,981
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	2,450,000	2,451,198
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	1,086,774	1,118,790
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	206,604	214,139
		73,889,439
U.S. Government Agency Collateralized Mortgage Obligations — 3.1%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	1,394,405	1,423,713
FHLMC, Series 2014-DN4, Class M3, VRN, 4.64%, (1-month LIBOR plus 4.55%), 10/25/24	393,540	400,953
FHLMC, Series 2014-HQ1, Class M3, VRN, 4.19%, (1-month LIBOR plus 4.10%), 8/25/24	1,203,983	1,218,320

FHLMC, Series 2014-HQ3, Class M3, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/24	455,598	459,361
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.79%, (1-month LIBOR plus 3.70%), 4/25/28	1,651,390	1,694,207
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	586,429	595,538
FHLMC, Series 2015-HQA2, Class M3, VRN, 4.89%, (1-month LIBOR plus 4.80%), 5/25/28	2,307,162	2,390,688
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.64%, (1-month LIBOR plus 5.55%), 7/25/28	4,820,302	5,057,012
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	2,612,514	2,731,571
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.09%, (1-month LIBOR plus 5.00%), 12/25/28	5,051,845	5,286,435
FHLMC, Series 2016-HQA4, Class M3, VRN, 3.99%, (1-month LIBOR plus 3.90%), 4/25/29	2,949,867	3,075,576
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/29	4,175,538	4,330,096
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.54%, (1-month LIBOR plus 3.45%), 10/25/29	1,248,000	1,305,236
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.39%, (1-month LIBOR plus 2.30%), 10/25/48(2)	916,000	925,342
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(2)	1,896,127	1,927,585
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(2)	2,357,234	2,372,417
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(2)	324,580	328,842
FHLMC, Series 3397, Class GF, VRN, 0.57%, (1-month LIBOR plus 0.50%), 12/15/37	500,994	505,874
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	12,600,000	1,929,375
FNMA, Series 2013-C01, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/23	2,010,931	2,105,164
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	2,359,500	2,441,632
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	1,157,842	1,170,329
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	1,665,463	1,724,092
FNMA, Series 2014-C04, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 11/25/24	572,944	588,542
FNMA, Series 2015-C03, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 7/25/25	762,777	773,460
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	3,957,340	4,198,424
FNMA, Series 2015-C04, Class 2M2, VRN, 5.64%, (1-month LIBOR plus 5.55%), 4/25/28	3,005,323	3,185,469
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	3,367,198	3,574,111
FNMA, Series 2016-C04, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 1/25/29	3,082,809	3,220,867
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	951,705	990,319
GNMA, Series 2007-5, Class FA, VRN, 0.23%, (1-month LIBOR plus 0.14%), 2/20/37	1,054,923	1,053,259
		62,983,809
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,272,654)		136,873,248
ASSET-BACKED SECURITIES — 4.6%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)(3)	4,200,000	4,199,262
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,751,843	2,821,404
CLI Funding VI LLC, Series 2020-1A, Class A SEQ, 2.08%, 9/18/45(2)	2,539,125	2,564,615
Diamond Resorts Owner Trust, Series 2021-1A, Class A SEQ, 1.51%, 11/21/33(2)	5,043,613	5,070,487
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(2)	3,490,000	3,500,761
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,456,000	6,439,624
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)(3)	4,650,000	4,649,914
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)(3)	5,300,000	5,299,883
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	7,157,185	7,610,936
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	3,960,449	4,090,546
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	2,735,185	2,762,246
Mosaic Solar Loan Trust, Series 2021-1A, Class B, 2.05%, 12/20/46(2)	4,347,918	4,360,649
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,469,326	1,483,789
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	8,709,066	8,807,267
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(2)	3,225,000	3,225,036
Progress Residential Trust, Series 2021-SFR3, Class B, 1.89%, 5/17/26(2)	6,300,000	6,333,168
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	2,800,000	2,816,004
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	1,878,040	1,900,596
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	2,582,335	2,595,656
TAL Advantage VII LLC, Series 2020-1A, Class A SEQ, 2.05%, 9/20/45(2)	2,487,375	2,512,223
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	2,922,646	2,930,232
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	4,242,891	4,443,460

Wendy's Funding LLC, Series 2021-1A, Class A2I SEQ, 2.37%, 6/15/51(2)	4,100,000	4,153,782
TOTAL ASSET-BACKED SECURITIES (Cost $93,361,405)		94,571,540
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.14%, (3-month LIBOR plus 1.95%), 1/20/32(2)	4,400,000	4,410,940
Ares LV CLO Ltd., Series 2020-55A, Class BR, VRN, 1.85%, (3-month LIBOR plus 1.70%), 7/15/34(2)(3)	5,425,000	5,425,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.21%, (3-month LIBOR plus 1.02%), 4/20/31(2)	4,000,000	4,000,742
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.31%, (3-month LIBOR plus 2.20%), 8/14/30(2)(3)	3,500,000	3,500,000
CBAM Ltd., Series 2017-3A, Class CR, VRN, 2.60%, (3-month LIBOR plus 2.45%), 7/17/34(2)(3)	4,075,000	4,075,000
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.71%, (3-month LIBOR plus 1.56%), 7/23/33(2)(3)	4,075,000	4,075,041
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 3.19%, (3-month LIBOR plus 3.00%), 4/20/34(2)	2,500,000	2,517,019
Elmwood CLO V Ltd., Series 2020-2A, Class BR, VRN, 1.80%, (3-month LIBOR plus 1.65%), 10/20/34(2)(3)	2,175,000	2,175,000
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.00%, (3-month LIBOR plus 1.80%), 4/20/34(2)	4,050,000	3,996,560
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.34%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,425,000	2,426,679
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.44%, (3-month LIBOR plus 1.26%), 1/15/33(2)	2,000,000	2,004,466
Magnetite CLO Ltd., Series 2021-31 A, Class B, VRN, 1.80%, (3-month LIBOR plus 1.65%), 7/15/34(2)(3)	3,000,000	3,000,000
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 2.19%, (3-month LIBOR plus 2.00%), 4/20/34(2)	5,000,000	5,012,490
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class BR, VRN, 1.80%, (3-month LIBOR plus 1.65%), 7/15/34(2)(3)	5,600,000	5,600,000
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/20/34(2)	1,500,000	1,497,735
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 7/20/34(2)	1,400,000	1,411,419
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(2)	6,000,000	6,008,971
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.29%, (3-month LIBOR plus 2.10%), 10/20/31(2)	4,025,000	4,015,082
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.90%, (3-month LIBOR plus 1.75%), 7/20/34(2)(3)	5,875,000	5,875,000
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.28%, (3-month LIBOR plus 2.10%), 4/20/34(2)	4,725,000	4,748,605
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.38%, (3-month LIBOR plus 1.19%), 10/20/30(2)	2,000,000	2,002,233
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 2.24%, (3-month LIBOR plus 2.05%), 4/19/34(2)	4,750,000	4,733,775
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.15%, (3-month LIBOR plus 0.97%), 4/25/31(2)	3,400,000	3,404,200
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.63%, (3-month LIBOR plus 1.55%), 7/20/29(2)	5,000,000	5,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $90,839,900)		90,915,957
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,039,000	1,563,485
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	1,993,000	2,114,421
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	835,000	854,430
Houston GO, 3.96%, 3/1/47	1,410,000	1,693,547
Los Angeles Community College District GO, 6.75%, 8/1/49	870,000	1,479,306
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,075,000	1,563,464
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	935,000	1,374,812
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47(3)	2,700,000	2,742,811
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,030,000	1,693,147
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	2,215,000	2,277,927
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	550,000	658,380
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,210,000	1,819,143
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	525,000	728,861
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	1,045,000	1,112,616
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,495,000	2,042,616
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	870,000	1,215,118
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	872,000	1,241,119
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	870,000	973,004
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	870,000	1,209,374

San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,000,000	1,091,404
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	870,000	1,092,384
State of California GO, 4.60%, 4/1/38	870,000	1,017,755
State of California GO, 7.55%, 4/1/39	870,000	1,485,096
State of California GO, 7.30%, 10/1/39	870,000	1,393,852
TOTAL MUNICIPAL SECURITIES (Cost $27,266,256)		34,438,072
EXCHANGE-TRADED FUNDS — 1.0%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $20,121,013)	741,100	20,439,538
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,029,000	1,033,847
Chile Government International Bond, 3.625%, 10/30/42	1,047,000	1,116,222
		2,150,069
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,483,000	2,018,059
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,431,000	1,973,907
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	1,605,000	2,268,223
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,125,000	1,176,004
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	855,000	984,011
Uruguay Government International Bond, 4.125%, 11/20/45	899,000	1,065,738
		2,049,749
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $10,107,041)		11,636,011
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.77%, (1-month LIBOR plus 1.65%), 2/15/38(2) (Cost $3,502,150)	3,500,000	3,501,179
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28 (Cost $2,516,786)	2,513,700	2,501,131
TEMPORARY CASH INVESTMENTS — 5.8%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/21(2)(5)	15,000,000	14,999,973
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $33,292,629), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $32,638,544)		32,638,535
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 2.875%, 8/15/42 - 5/15/43, valued at $55,502,344), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $54,414,030)		54,414,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,322,068	16,322,068
TOTAL TEMPORARY CASH INVESTMENTS (Cost $118,374,603)		118,374,576
TOTAL INVESTMENT SECURITIES — 111.2% (Cost $2,220,613,233)		2,277,099,937
OTHER ASSETS AND LIABILITIES — (11.2)%		(229,870,368)
TOTAL NET ASSETS — 100.0%		$2,047,229,569

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	3	September 2021	$660,961	$(1,225)
U.S. Treasury 5-Year Notes	132	September 2021	16,292,719	(29,296)
U.S. Treasury Long Bonds	42	September 2021	6,751,500	10,418
U.S. Treasury Ultra Bonds	24	September 2021	4,624,500	25,395
			$28,329,680	$5,292

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	138	September 2021	$20,314,031	$(102,254)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$46,400,000	$(4,420,655)	$(350,162)	$(4,770,817)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(553)	$282,039	$281,486
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(699)	1,068,175	1,067,476
CPURNSA	Receive	2.34%	2/5/26	$21,000,000	629	575,894	576,523
CPURNSA	Receive	2.33%	2/8/26	$21,000,000	628	577,685	578,313
CPURNSA	Receive	2.30%	2/24/26	$20,500,000	625	577,905	578,530
CPURNSA	Receive	2.40%	2/9/31	$10,500,000	613	230,657	231,270
					$1,243	$3,312,355	$3,313,598

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,554,556.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $384,703,491, which represented 18.8% of total net assets. Of these securities, 1.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	851,784,037	—
Corporate Bonds	—	570,213,879	—
U.S. Government Agency Mortgage-Backed Securities	—	341,850,769	—
Collateralized Mortgage Obligations	—	136,873,248	—
Asset-Backed Securities	—	94,571,540	—
Collateralized Loan Obligations	—	90,915,957	—
Municipal Securities	—	34,438,072	—
Exchange-Traded Funds	20,439,538	—	—
Sovereign Governments and Agencies	—	11,636,011	—
Commercial Mortgage-Backed Securities	—	3,501,179	—
Bank Loan Obligations	—	2,501,131	—
Temporary Cash Investments	16,322,068	102,052,508	—
	36,761,606	2,240,338,331	—
Other Financial Instruments
Futures Contracts	35,813	—	—
Swap Agreements	—	3,313,598	—
	35,813	3,313,598	—

Liabilities
Other Financial Instruments
Futures Contracts	132,775	—	—
Swap Agreements	—	4,770,817	—
	132,775	4,770,817	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.